Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Fair value measurements of marketable securities, investments at FVTPL and derivative warrants

Fair value measurements of marketable securities, investments at FVTPL and derivative warrants are as follows:

		Fair value measurements using
December 31, 2022	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	21,926	21,926	—	—
Investments at FVTPL	72,761	—	—	72,761
Financial liabilities
Derivative warrants (1)	11,002	—	—	11,002

		Fair value measurements using
December 31, 2021	Carrying amount	Level 1	Level 2	Level 3
Recurring measurements:
Financial assets
Marketable securities	83,724	83,724	—	—
Investments at FVTPL	48,576	—	—	48,576
Financial liabilities
Derivative warrants (1)	21,700	—	—	21,700
(1)
The carrying amount is an estimate of the fair value of the derivative warrants and is presented as a current liability. The Company has no cash obligation with respect to the derivative warrants, rather it will deliver common shares if and when warrants are exercised.

Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss

Impairment losses on accounts receivable recognized in profit or loss were as follows:

As at	December 31, 2022	December 31, 2021
Impairment loss (reversal) on trade receivables	642	214
Impairment loss (reversal) on other receivables	674	798
	1,316	1,012

Summary of Movement in Allowance for Impairment in Respect of Accounts Receivable

The movement in the allowance for impairment in respect of accounts receivable during the year ended December 31, 2022 was as follows:

	December 31, 2022	December 31, 2021
Balance, beginning of year	1,132	120
Net remeasurement of impairment loss allowance	1,316	1,012
Balance, end of year	2,448	1,132

Timing of Expected Cash Outflows Relating to Financial Liabilities

The timing of expected cash outflows relating to financial liabilities at December 31, 2022 is as follows:

	Less than one year	One to three years	Three to five years	Thereafter	Total
Accounts payable and accrued liabilities	48,153	—	—	—	48,153
Financial guarantee liability (note 21)	—	407	—	—	407
Balance, end of year	48,153	407	—	—	48,560